Statement of Changes in Net Assets Available for Benefits - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
Investment and other income:
Interest income and dividends	$ 465,969
Net appreciation in fair value of investments	2,473,113
Total investment and other income	2,939,082
Contributions:
Participants	379,196
Employers	337,325
Total contributions	716,521
Benefits paid to participants	(2,111,295)
Administrative expenses	(24,461)
Total benefits paid and administrative expenses	(2,135,756)
Net increase	1,519,847
Net assets available for benefits:
Beginning of year	21,381,815
End of year	$ 22,901,662